Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2012
Document and Entity Information:
Entity Registrant Name	ATLAS FUTURES FUND LIMITED PARTNERSHIP
Document Type	S-1
Document Period End Date	Jun. 30, 2012
Amendment Flag	false
Entity Central Index Key	0000865549
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Entity Public Float	$ 0
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY